Income taxes (Details 4)	12 Months Ended
Mar. 31, 2015
Thailand
Income Taxes [Line Items]
Tax incentives and exemption from corporate income tax, duration of benefit	8 years
The Philippines
Income Taxes [Line Items]
Tax incentives and exemption from corporate income tax, duration of benefit	4 years